Income Taxes (Schedule of Components of the Provision for Federal Income Taxes) (Details) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [Abstract]
Current		$ 2,529,000	$ 3,822,000
Change in corporate tax rate	$ 3,060,000		3,060,000
Deferred		24,000	(331,000)
Income Tax Expense (Benefit), Total		$ 2,553,000	$ 6,551,000